Schedule of investments

Delaware Extended Duration Bond Fund	October 31, 2019 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond – 0.34%
Cemex 3.72% exercise price $10.88, maturity date
3/15/20	2,176,000	$2,181,596
Total Convertible Bond (cost $2,135,599)		2,181,596

Corporate Bonds – 91.69%
Banking - 6.10%
Ally Financial 8.00% 11/1/31	595,000	834,487
Banco Bilbao Vizcaya Argentaria 6.50%µy	2,800,000	2,894,590
Bank of America
4.33% 3/15/50 µ	2,225,000	2,644,872
5.125%µy	3,520,000	3,713,600
Credit Suisse Group
144A 6.25%#µy	1,147,000	1,225,870
144A 6.375%#µy	2,310,000	2,439,937
JPMorgan Chase & Co.
3.702% 5/6/30 µ	6,270,000	6,750,284
5.00%µy	3,085,000	3,207,258
Morgan Stanley 5.00% 11/24/25	2,070,000	2,326,380
UBS 7.625% 8/17/22	2,635,000	2,970,686
UBS Group 6.875%µy	2,600,000	2,706,826
US Bancorp 5.125%µy	2,805,000	2,852,825
USB Capital IX 3.50% (LIBOR03M + 1.02%) y•	490,000	424,595
Wells Fargo Capital X 5.95% 12/15/36	3,030,000	3,805,878
		38,798,088
Basic Industry - 6.25%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	1,248,000	1,290,582
FMC 4.50% 10/1/49	7,305,000	7,807,569
Georgia-Pacific 8.00% 1/15/24	3,280,000	4,025,155
LYB International Finance III 4.20% 10/15/49	1,425,000	1,431,319
Newmont Goldcorp 5.45% 6/9/44	2,155,000	2,719,908
Nucor 4.40% 5/1/48	5,065,000	5,844,896
Olin 5.625% 8/1/29	1,570,000	1,634,009
RPM International 4.25% 1/15/48	3,115,000	3,067,409
Sherwin-Williams 3.80% 8/15/49	5,840,000	5,968,853
Teck Resources 6.25% 7/15/41	3,430,000	3,826,644
Westlake Chemical 4.375% 11/15/47	2,131,000	2,140,052
		39,756,396
Brokerage - 1.75%
Jefferies Group
6.45% 6/8/27	2,640,000	3,111,171
6.50% 1/20/43	1,985,000	2,342,906
Legg Mason 5.625% 1/15/44	5,000,000	5,654,039
		11,108,116

NQ-464 [10/19] 12/19 (1029341) 1

Schedule of investments

Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods - 7.60%
3M 3.25% 8/26/49	5,750,000	$5,829,352
Martin Marietta Materials 4.25% 12/15/47	4,555,000	4,657,434
Northrop Grumman 4.03% 10/15/47	6,910,000	7,790,532
Parker-Hannifin 4.00% 6/14/49	3,000,000	3,260,431
Snap-on 4.10% 3/1/48	5,415,000	6,282,280
United Rentals North America 3.875% 11/15/27	925,000	936,794
United Technologies 4.625% 11/16/48	6,290,000	7,903,886
Valmont Industries 5.00% 10/1/44	5,333,000	5,600,469
Waste Management
4.00% 7/15/39	1,530,000	1,743,966
4.15% 7/15/49	3,780,000	4,366,759
		48,371,903
Communications - 10.24%
AT&T 4.85% 7/15/45	3,345,000	3,799,643
Bell Canada 4.30% 7/29/49	5,035,000	5,729,896
Charter Communications Operating
4.80% 3/1/50	1,380,000	1,405,778
5.125% 7/1/49	765,000	814,188
5.375% 4/1/38	3,170,000	3,575,323
Comcast
3.45% 2/1/50	2,820,000	2,892,242
4.40% 8/15/35	2,925,000	3,400,971
Deutsche Telekom International Finance 8.75% 6/15/30	1,335,000	1,974,040
Diamond Sports Group 144A 5.375% 8/15/26 #	1,650,000	1,726,313
Discovery Communications 5.20% 9/20/47	4,945,000	5,388,804
Telefonica Emisiones 5.52% 3/1/49	1,240,000	1,510,744
Time Warner Cable
6.75% 6/15/39	2,105,000	2,587,882
7.30% 7/1/38	5,265,000	6,713,796
Verizon Communications 4.50% 8/10/33	10,070,000	11,804,732
Viacom 4.375% 3/15/43	4,435,000	4,579,947
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	1,625,000	1,730,625
Vodafone Group
4.25% 9/17/50	1,670,000	1,709,455
4.875% 6/19/49	3,395,000	3,828,590
		65,172,969
Consumer Cyclical - 1.90%
General Motors
5.15% 4/1/38	2,450,000	2,485,526
5.95% 4/1/49	420,000	458,899
6.75% 4/1/46	2,805,000	3,239,750

2 NQ-464 [10/19] 12/19 (1029341)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Lowe’s 4.05% 5/3/47	5,550,000	$5,892,876
		12,077,051
Consumer Non-Cyclical - 11.79%
Alcon Finance 144A 3.80% 9/23/49 #	7,230,000	7,544,059
Amgen
4.563% 6/15/48	3,955,000	4,527,529
4.663% 6/15/51	1,070,000	1,240,532
Anheuser-Busch InBev Worldwide 4.90% 2/1/46	7,195,000	8,603,305
Baxter International 3.50% 8/15/46	3,490,000	3,485,984
Bristol-Myers Squibb 144A 4.25% 10/26/49 #	2,920,000	3,425,434
Cigna 4.90% 12/15/48	5,680,000	6,604,850
Conagra Brands 5.40% 11/1/48	2,075,000	2,462,060
CVS Health 4.78% 3/25/38	7,150,000	7,951,983
DH Europe Finance II
3.25% 11/15/39	1,400,000	1,432,691
3.40% 11/15/49	4,190,000	4,323,230
Gilead Sciences
4.15% 3/1/47	5,390,000	5,993,997
4.50% 2/1/45	2,525,000	2,901,072
Mars 144A 3.95% 4/1/49 #	6,480,000	7,430,260
PepsiCo 3.375% 7/29/49	3,235,000	3,459,989
Pernod Ricard 144A 5.50% 1/15/42 #	2,900,000	3,651,289
		75,038,264
Electric - 18.00%
AEP Texas 3.80% 10/1/47	3,800,000	4,116,543
Alabama Power 4.30% 7/15/48	2,630,000	3,136,738
American Transmission Systems 144A 5.00% 9/1/44 #	5,110,000	6,567,873
Appalachian Power 4.50% 3/1/49	3,685,000	4,458,647
Arizona Public Service
4.20% 8/15/48	2,720,000	3,143,579
4.25% 3/1/49	2,790,000	3,265,136
Baltimore Gas & Electric 3.75% 8/15/47	2,580,000	2,790,940
Berkshire Hathaway Energy 3.80% 7/15/48	5,185,000	5,661,248
Black Hills 4.20% 9/15/46	4,745,000	5,074,169
CenterPoint Energy 3.70% 9/1/49	4,960,000	5,071,666
ComEd Financing III 6.35% 3/15/33	2,630,000	2,846,975
Dayton Power & Light 144A 3.95% 6/15/49 #	4,725,000	5,192,994
Duke Energy 4.875%µy	2,760,000	2,916,285
Duke Energy Ohio 3.70% 6/15/46	1,000,000	1,081,902
Emera 6.75% 6/15/76 µ	331,000	372,699
Entergy Arkansas 4.95% 12/15/44	2,765,000	3,003,729

NQ-464 [10/19] 12/19 (1029341) 3

Schedule of investments

Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Entergy Louisiana
4.00% 3/15/33	1,885,000	$2,165,136
4.95% 1/15/45	125,000	134,698
Entergy Mississippi 3.85% 6/1/49	450,000	501,113
Interstate Power & Light 3.50% 9/30/49	1,765,000	1,790,782
Louisville Gas & Electric 4.25% 4/1/49	4,520,000	5,335,821
MidAmerican Energy 3.15% 4/15/50	2,655,000	2,732,749
National Rural Utilities Cooperative Finance
5.25% 4/20/46 µ	442,000	478,153
NextEra Energy Capital Holdings 5.65% 5/1/79 µ	2,775,000	3,062,257
Oglethorpe Power 5.05% 10/1/48	2,580,000	3,124,437
Oklahoma Gas & Electric 3.85% 8/15/47	4,500,000	4,763,762
PPL Capital Funding 4.00% 9/15/47	3,630,000	3,778,296
Southern California Edison
4.00% 4/1/47	1,530,000	1,609,688
4.125% 3/1/48	3,245,000	3,471,271
4.875% 3/1/49	1,130,000	1,342,354
Southwestern Public Service 4.40% 11/15/48	5,115,000	6,171,403
Union Electric
3.25% 10/1/49	4,907,000	5,038,219
4.00% 4/1/48	3,353,000	3,840,548
Westar Energy 3.25% 9/1/49	6,418,000	6,490,810
		114,532,620
Energy - 7.99%
Enbridge Energy Partners 5.50% 9/15/40	1,392,000	1,659,248
Energy Transfer Operating 6.25% 4/15/49	3,940,000	4,740,597
Eni 144A 5.70% 10/1/40 #	3,450,000	4,211,409
Enterprise Products Operating
4.20% 1/31/50	1,440,000	1,527,594
4.80% 2/1/49	4,360,000	5,030,457
Exxon Mobil 3.095% 8/16/49	2,135,000	2,161,079
Marathon Oil 5.20% 6/1/45	2,800,000	3,139,384
MPLX 5.50% 2/15/49	5,590,000	6,275,436
Noble Energy
4.20% 10/15/49	1,180,000	1,143,932
4.95% 8/15/47	4,800,000	5,120,140
5.05% 11/15/44	1,785,000	1,889,672
Occidental Petroleum 4.40% 8/15/49	3,100,000	3,146,652
Petrobras Global Finance 7.25% 3/17/44	1,595,000	1,941,913
Sabine Pass Liquefaction
5.625% 3/1/25	3,010,000	3,369,373
5.875% 6/30/26	2,060,000	2,365,804

4 NQ-464 [10/19] 12/19 (1029341)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Transcanada Trust 5.50% 9/15/79 µ	2,915,000	$3,119,050
		50,841,740
Finance Companies - 0.48%
Depository Trust & Clearing 144A 4.875%#µy	3,000,000	3,026,895
		3,026,895
Insurance - 6.72%
Berkshire Hathaway Finance
4.20% 8/15/48	5,385,000	6,325,952
4.25% 1/15/49	1,150,000	1,368,781
Brighthouse Financial 4.70% 6/22/47	6,215,000	5,580,512
High Street Funding Trust II 144A 4.682% 2/15/48 #	6,505,000	7,494,411
MetLife 4.60% 5/13/46	2,250,000	2,773,319
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	2,010,000	2,321,743
Pacific Life Insurance 144A 4.30% 10/24/67 #µ	6,270,000	6,583,500
Prudential Financial 3.70% 3/13/51	2,875,000	3,016,655
Voya Financial 4.70% 1/23/48 µ	1,091,000	1,049,533
Willis North America 3.875% 9/15/49	3,865,000	3,843,002
XLIT 5.50% 3/31/45	1,895,000	2,413,828
		42,771,236
Natural Gas - 5.02%
Atmos Energy 3.375% 9/15/49	1,740,000	1,816,684
Brooklyn Union Gas 144A 4.273% 3/15/48 #	7,945,000	9,285,163
Piedmont Natural Gas 3.64% 11/1/46	6,300,000	6,467,233
Southern California Gas 4.30% 1/15/49	4,500,000	5,308,781
Southwest Gas
3.80% 9/29/46	2,150,000	2,256,354
4.15% 6/1/49	2,430,000	2,718,387
Washington Gas Light 3.65% 9/15/49	3,970,000	4,113,219
		31,965,821
Technology - 2.34%
Apple 2.95% 9/11/49	5,415,000	5,245,104
International Business Machines 4.25% 5/15/49	2,990,000	3,402,932
Micron Technology 4.663% 2/15/30	3,210,000	3,375,638
NXP 144A 4.30% 6/18/29 #	1,120,000	1,194,184
SS&C Technologies 144A 5.50% 9/30/27 #	1,590,000	1,699,313
		14,917,171
Transportation - 3.62%
Burlington Northern Santa Fe 4.05% 6/15/48	5,000,000	5,705,073
FedEx 4.05% 2/15/48	8,700,000	8,584,097
Norfolk Southern 4.15% 2/28/48	4,795,000	5,427,131
Union Pacific 3.55% 8/15/39	3,155,000	3,324,198
		23,040,499

NQ-464 [10/19] 12/19 (1029341) 5

Schedule of investments

Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities - 1.89%
American Water Capital 4.15% 6/1/49	5,190,000	$6,032,428
Aqua America 4.276% 5/1/49	5,275,000	5,985,569
		12,017,997
Total Corporate Bonds (cost $536,016,103)		583,436,766

Municipal Bonds – 3.24%
Chicago, Illinois O’Hare International Airport Third Lien
Revenue
(Build America Bonds - Direct Payment) Series B
6.395% 1/1/40	3,800,000	5,572,852
Long Island, New York Power Authority Electric System
Revenue
(Federally Taxable - Issuer Subsidy - Build America
Bonds) Series B 5.85% 5/1/41	3,600,000	4,898,772
Los Angeles, California Department of Water & Power
Revenue
(Federally Taxable - Direct Payment - Build America
Bonds) Series D 6.574% 7/1/45	2,225,000	3,482,281
Metropolitan Transportation Authority, New York Revenue
(Build America Bonds) Series A-2 6.089% 11/15/40	3,205,000	4,487,353
Oregon Department of Transportation Highway User Tax
Revenue
(Federally Taxable Build America Bonds) Subordinate
Series A 5.834% 11/15/34	1,605,000	2,201,980
Total Municipal Bonds (cost $14,455,969)		20,643,238

	Number of shares
Convertible Preferred Stock – 0.70%
A Schulman 6.00% exercise price $52.33 y	1,597	1,639,321
Bank of America 7.25% exercise price $50.00 y	1,360	2,062,562
El Paso Energy Capital Trust I 4.75% exercise price
$34.49, maturity dat e 3/31/28	14,912	782,134
Total Convertible Preferred Stock
(cost $4,194,316)		4,484,017

Preferred Stock – 0.42%
Morgan Stanley 5.55% µ	2,280,000	2,313,584
USB Realty 144A 3.148% (LIBOR03M + 1.147%)#•	400,000	340,608
Total Preferred Stock (cost $2,590,000)		2,654,192

6 NQ-464 [10/19] 12/19 (1029341)

(Unaudited)

	Number of shares	Value (US $)
Short-Term Investments – 3.58%
Money Market Mutual Funds - 3.58%
BlackRock FedFund - Institutional Shares (seven-day
effective yield 1.72%)	4,552,483	$4,552,483
Fidelity Investments Money Market Government Portfolio -
Class I (seven-day effective yield 1.72%)	4,552,483	4,552,483
GS Financial Square Government Fund - Institutional
Shares (seven-day effective yield 1.71%)	4,552,483	4,552,483
Morgan Stanley Government Portfolio - Institutional Share
Class (seven-day effective yield 1.72%)	4,552,483	4,552,483
State Street Institutional US Government Money Market
Fund - Investor Class (seven-day effective yield 1.67%)	4,552,483	4,552,483
Total Short-Term Investments (cost $22,762,415)		22,762,415

Total Value of Securities – 99.97%
(cost $582,154,402)		636,162,224
Receivables and Other Assets Net of Liabilities – 0.03%		184,051
Net Assets Applicable to 89,325,373 Shares Outstanding – 100.00%		$636,346,275

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
   At Oct. 31, 2019, the aggregate value of Rule 144A securities was $78,382,462, which represents
   12.32% of the Fund’s net assets.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

µ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Oct. 31, 2019.
   Rate will reset at a future date.
y No contractual maturity date.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
   Oct. 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
   LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

NQ-464 [10/19] 12/19 (1029341) 7

Schedule of investments

Delaware Extended Duration Bond Fund (Unaudited)

Summary of abbreviations:
GS – Goldman Sachs
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
USD – US Dollar

8 NQ-464 [10/19] 12/19 (1029341)